COVER LETTER

August 3, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Strategic Emerging Markets Fund dated March 1, 2012, as filed under Rule 497(e) on July 16, 2012. The purpose of this filing is to submit the 497(e) filing dated July 16, 2012 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (413) 744-6602.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Premier Funds